Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Audit of the financial statements	£ 813	£ 840	£ 741
Subsidiary local statutory audits	87	103	95
SOX attestation fees	1,470	832	0
Total audit fees	2,370	1,775	836
Initial public offering expenses	0	0	0
Secondary offering expenses	0	0	150
Other SEC filings review expenses	0	0	36
Total audit related fees	0	0	186
Total auditor’s remuneration	£ 2,370	£ 1,775	£ 1,022